Revenue from Contract with Customers - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Revenue From Contract With Customers [Line Items]
Deferred revenue recognized	$ 712,000,000	$ 628,000,000	$ 536,000,000
Deferred revenue due to effect of business combinations			4,000,000
Additional deferred revenue recognized			15,000,000
Estimated revenue expected to be recognized	903,000,000
Capitalized Acquisition Costs
Revenue From Contract With Customers [Line Items]
Impairment losses in relation to capitalized costs	0	0	0
Capitalized Fulfillment Costs
Revenue From Contract With Customers [Line Items]
Impairment losses in relation to capitalized costs	$ 0	$ 0	$ 0